Long-Term Debt	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt

7) Long-Term Debt

As of September 30, 2016 and December 31, 2015, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	September 30, 2016	December 31, 2015
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$184,643	$196,429
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	120,313	126,875
$117 million loan facility	Hilda Knutsen	78,103	81,797
$117 million loan facility	Torill Knutsen	79,337	83,033
$172.5 million loan facility	Dan Cisne, Dan Sabia	105,139	109,339
$77.5 million loan facility	Ingrid Knutsen	70,934	74,217

Total long-term debt		638,469	671,690

Less: current installments		50,084	49,684

Less: unamortized deferred loan issuance costs		1,207	1,149

Current portion of long-term debt		48,877	48,535
Amounts due after one year		588,384	622,006
Less: unamortized deferred loan issuance costs		2,052	2,819

Long-term debt less current installments and unamortized deferred loan issuance costs		$586,332	$619,187

The Partnership’s outstanding debt of $638.5 million as of September 30, 2016 is repayable as follows:

(US $ in thousands)	Period repayment	Balloon repayment
Remainder of 2016	$16,463	$—
2017	50,084	—
2018	48,495	154,927
2019	28,582	237,678
2020	17,650	—
2021 and thereafter	71,650	12,940

Total	$232,924	$405,545

As of September 30, 2016, the interest rates on the Partnership’s loan agreements (other than tranche two of the $77.5 million loan facility) were the London Interbank Offered Rate (“LIBOR”) plus a fixed margin ranging from 2.125% to 2.5%. On the export credit loan of $55.1 million which is tranche two of the $77.5 million loan facility secured by the Ingrid Knutsen, the annual rate is 3.85% composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The guarantee commission of 1.35% is classified as other finance expense.

On June 30, 2016, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS, as borrowers, entered into an amended and restated senior secured credit facility (the “Amended Senior Secured Loan Facility”), which amended the Partnership’s existing $240 million senior syndicated secured loan facility secured by the shuttle tankers Bodil Knutsen, Carmen Knutsen and Windsor Knutsen. The Amended Senior Secured Loan Facility includes a new revolving credit facility tranche of $15 million, bringing the total revolving credit commitments under the facility to $35 million. The new revolving credit facility matures in June 2019, bears interest at LIBOR plus a fixed margin of 2.5% and has a commitment fee equal to 40% of the margin of the revolving facility tranche calculated on the daily undrawn portion of such tranche. The other material terms from the original $240 million facility remain unaltered, including the margin on the original $20 million revolving credit facility, which remains 2.125%.